December 19, 2018

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:  World Funds Trust (the “Trust”) (File Nos. 333-148723 and 811-22172)

Ladies and Gentlemen:

The enclosed filing pursuant to Rule 497(c) is being made for the sole purpose of submitting an interactive data file as required by Rule 405 of Regulation S-T. The interactive data file included as exhibits to this filing relates to the supplemented prospectus filed with the Securities and Exchange Commission on December 3, 2018 (Accession Number: 0001209286-18-000656) for the REMS Real Estate Value-Opportunity Fund, REMS Real Estate Income 50/50 Fund and the REMS International Real Estate Value-Opportunity Fund, each a portfolio series of the Trust.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or John.Lively@practus.com.

Regards,

/s/ John H. Lively
On behalf of Practus, LLP

JOHN H. LIVELY • MANAGING PARTNER

11300 Tomahawk Creek Pkwy • Ste. 310 • Leawood, KS 66211 • p: 913.660.0778 • c: 913.523.6112

Practus, LLP • John.Lively@Practus.com • Practus.com

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

2